UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3320

Colchester Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Government Portfolio

December 31, 2004

1.811316.100

GVP-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 68.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Fannie Mae - 37.9%
Agency Coupons - 28.8%
1/1/05	2.23% (b)	$ 100,000	$ 99,999
1/3/05	1.88 (b)	75,000	74,962
1/7/05	2.23 (b)	150,000	149,895
1/7/05	1.92 (b)	175,000	174,999
1/21/05	2.30 (b)	125,000	124,940
1/28/05	2.33 (b)	185,000	184,994
1/31/05	2.30 (b)	120,000	119,930
2/14/05	1.93 (a)	20,000	19,991
2/22/05	2.23 (b)	150,000	149,870
2/23/05	1.31	25,000	25,000
3/6/05	2.31 (b)	181,000	180,925
3/21/05	2.39 (b)	25,000	24,983
3/23/05	2.46 (b)	200,000	199,991
3/24/05	2.46 (b)	220,000	219,995
3/29/05	1.40	100,000	100,000
5/13/05	1.59	50,000	50,000
			1,900,474
Discount Notes - 9.1%
2/2/05	2.10	107,000	106,801
3/1/05	2.39	38,835	38,684
3/23/05	2.47	157,500	156,630
3/30/05	2.49	75,000	74,547
4/6/05	2.23	73,000	72,575
4/27/05	2.46	153,000	151,802
			601,039
			2,501,513
Federal Home Loan Bank - 19.3%
Agency Coupons - 19.3%
1/3/05	2.28 (b)	293,000	292,943
1/19/05	1.99 (b)	40,000	39,996
1/25/05	2.34 (b)	137,000	136,978
2/10/05	2.11 (b)	80,000	79,930
2/25/05	1.40	90,000	90,000
2/26/05	2.26 (b)	226,000	225,916
3/13/05	2.32 (b)	225,000	224,742
3/21/05	2.45 (b)	50,000	49,998
4/15/05	1.35	80,000	80,000
4/27/05	1.30	50,000	50,000
			1,270,503
Freddie Mac - 11.6%
Discount Notes - 11.6%
2/1/05	1.87	75,000	74,880
2/1/05	2.26	75,000	74,855
2/15/05	1.85	150,000	149,657
2/15/05	1.86	75,000	74,827
2/22/05	1.90	75,000	74,796
3/1/05	1.92	47,000	46,854

Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
3/15/05	2.01%	$ 155,000	$ 154,375
3/22/05	2.02	41,000	40,818
4/26/05	2.19	76,834	76,303
			767,365
TOTAL FEDERAL AGENCIES			4,539,381
Repurchase Agreements - 31.2%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations dated 12/31/04 due 1/3/05 At:
2.28%) (c)	$ 223,656	223,614
2.32%) (c)	1,496,290	1,496,000
With:
Barclays Capital, Inc. At 2.25%, dated 12/1/04 due 2/1/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $111,058,612, 5% - 5.5%, 11/1/23 - 8/1/33)	95,368	95,000
CS First Boston Corp. At 2.35%, dated 12/23/04 due 1/6/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $342,558,829, 3.5% - 6.5%, 12/25/15 - 7/25/33)	240,219	240,000
TOTAL REPURCHASE AGREEMENTS		2,054,614
TOTAL INVESTMENT PORTFOLIO - 100.0%	6,593,995
NET OTHER ASSETS - 0.0%	2,906
NET ASSETS - 100%	$ 6,596,901
Total Cost for Federal Income Tax Purposes $ 6,593,995
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$223,614,000 due 1/3/05 at 2.28%
Banc of America Securities LLC.	$ 170,412,156
Morgan Stanley & Co. Incorporated.	53,201,844
$ 223,614,000
$1,496,000,000 due 1/3/05 at 2.32%
Bank of America, National Association	$ 693,294,393
Barclays Capital Inc.	542,720,210
Deutsche Bank Securities Inc.	86,661,799
Greenwich Capital Markets, Inc.	173,323,598
$ 1,496,000,000

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Institutional Money Market Funds:

Money Market Portfolio

December 31, 2004

1.811317.100

MMP-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 28.1%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 2.1%
M&I Marshall & Ilsley Bank
3/10/05	1.85%	$ 50,000	$ 49,966
Washington Mutual Bank, California
1/27/05	1.90	107,000	107,001
4/14/05	2.18	100,000	100,000
4/22/05	2.20	35,000	35,000
5/5/05	2.46	40,000	40,000
			331,967
London Branch, Eurodollar, Foreign Banks - 10.0%
Barclays Bank PLC
2/28/05	1.93	185,000	185,000
Calyon
2/22/05	1.87	290,000	290,000
2/22/05	1.90	175,000	175,000
Dresdner Bank AG
2/1/05	2.02	160,000	160,000
Societe Generale
3/7/05	2.00	270,000	270,000
4/21/05	2.55	100,000	100,000
5/20/05	2.61	150,000	150,000
12/22/05	3.00	50,000	50,000
Unicredito Italiano Spa
3/24/05	2.06	180,000	180,000
			1,560,000
New York Branch, Yankee Dollar, Foreign Banks - 16.0%
Banco Bilbao Vizcaya Argentaria SA
3/1/05	2.34 (b)	30,000	29,999
Bank of Tokyo-Mitsubishi Ltd.
1/31/05	2.41	160,000	160,000
Barclays Bank PLC
1/25/05	2.34 (b)	55,000	54,992
BNP Paribas SA
2/14/05	1.95	175,000	175,000
6/29/05	2.72	75,000	75,000
Calyon
3/14/05	2.39 (b)	80,000	79,977
Canadian Imperial Bank of Commerce
1/18/05	2.45 (b)	155,000	155,000
1/31/05	2.36 (b)	95,000	94,989
Credit Agricole Indosuez
3/1/05	2.31 (b)	117,000	116,981
DEPFA BANK PLC
3/31/05	2.51	50,000	50,000
Deutsche Bank AG
3/3/05	2.38 (b)	155,000	155,000
Dresdner Bank AG
4/8/05	2.21	100,000	100,000
HBOS Treasury Services PLC
1/3/05	2.27 (b)	200,000	200,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
3/4/05	2.39% (b)	$ 250,000	$ 250,000
Landesbank Baden-Wuerttemberg
2/25/05	2.31 (b)	175,000	174,979
2/28/05	2.32 (b)	20,000	19,994
3/7/05	2.37 (b)	35,000	34,998
Royal Bank of Canada
3/15/05	2.41 (b)	100,000	99,972
Societe Generale NA
5/9/05	2.53	40,000	39,843
Unicredito Italiano Spa
1/14/05	1.99 (b)	80,000	79,986
1/27/05	2.04 (b)	195,000	194,967
2/14/05	2.21 (b)	70,000	69,986
3/21/05	2.45 (b)	80,000	79,986
			2,491,649
TOTAL CERTIFICATES OF DEPOSIT			4,383,616
Commercial Paper - 15.6%

Bank of America Corp.
3/16/05	2.06	20,000	19,916
4/5/05	2.16	100,000	99,441
Bradford & Bingley PLC
1/28/05	2.12	35,000	34,945
CC USA, Inc.
2/14/05	1.95 (a)	45,500	45,393
3/10/05	2.04 (a)	41,000	40,844
Charta LLC
2/10/05	2.25	30,000	29,925
Citibank Credit Card Master Trust I (Dakota Certificate Program)
3/22/05	2.50	20,000	19,890
Dorada Finance, Inc.
3/10/05	2.04 (a)	20,000	19,924
Dresdner U.S. Finance, Inc.
1/24/05	1.98	40,000	39,950
Emerald (MBNA Credit Card Master Note Trust)
1/25/05	2.12	100,000	99,859
General Electric Capital Corp.
2/10/05	1.87	17,000	16,965
2/11/05	1.87	86,000	85,819
3/11/05	1.92	110,000	109,599
Grampian Funding Ltd.
2/2/05	2.04	100,000	99,820
3/22/05	2.07	175,000	174,203
4/19/05	2.18	100,000	99,352
4/19/05	2.20	85,000	84,444
K2 (USA) LLC
2/28/05	1.94	35,000	34,892
3/17/05	2.03	27,300	27,186
3/23/05	2.08	25,000	24,884
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
K2 (USA) LLC - continued
4/4/05	2.17%	$ 50,000	$ 49,722
Kitty Hawk Funding Corp.
2/15/05	1.89	15,601	15,565
Morgan Stanley
1/3/05	2.34 (b)	245,000	245,000
Motown Notes Program
1/18/05	2.22	50,000	49,948
Nordea North America, Inc.
5/23/05	2.53	100,000	99,014
Paradigm Funding LLC
1/7/05	2.30 (b)	65,000	64,999
2/22/05	1.94	90,200	89,950
2/24/05	1.94	67,200	67,006
4/5/05	2.17	100,000	99,439
Park Granada LLC
2/8/05	2.25	100,000	99,764
Rabobank USA Financial Corp.
4/12/05	2.16	73,090	72,652
SBC Communications, Inc.
1/18/05	2.10	85,000	84,916
Scaldis Capital LLC
6/9/05	2.66	51,618	51,020
6/10/05	2.66	77,614	76,709
Sheffield Receivables Corp.
1/25/05	2.37 (b)	70,000	70,000
TOTAL COMMERCIAL PAPER			2,442,955
Federal Agencies - 17.2%

Fannie Mae - 6.0%
Agency Coupons - 5.7%
2/15/05	1.40	170,000	170,000
2/25/05	1.40	100,000	100,000
3/29/05	1.40	100,000	100,000
4/28/05	2.00	30,000	29,936
5/3/05	1.40	100,000	100,000
5/4/05	1.54	30,000	30,000
5/9/05	1.49	150,000	150,000
5/9/05	1.51	50,000	49,998
5/13/05	1.59	100,000	100,000
6/3/05	1.84	50,000	50,000
			879,934
Discount Notes - 0.3%
2/9/05	1.85	50,000	49,901
			929,835

Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Federal Home Loan Bank - 10.7%
Agency Coupons - 10.7%
2/25/05	1.40%	$ 200,000	$ 200,000
3/1/05	1.49	100,000	100,000
3/11/05	1.44	200,000	200,000
3/28/05	1.38	200,000	200,000
3/29/05	1.40	121,000	121,000
4/1/05	1.40	200,000	200,000
4/1/05	1.45	100,000	99,988
4/15/05	1.35	300,000	299,997
4/28/05	1.35	100,000	100,000
5/2/05	1.92	10,000	9,982
5/3/05	1.37	100,000	100,000
5/16/05	1.65	40,000	40,000
			1,670,967
Freddie Mac - 0.5%
Discount Notes - 0.5%
2/15/05	1.84	6,364	6,350
2/15/05	1.86	25,000	24,943
2/22/05	1.90	50,000	49,864
			81,157
TOTAL FEDERAL AGENCIES			2,681,959
Master Notes - 3.0%

Bear Stearns Companies, Inc.
1/13/05	2.44 (d)	40,000	40,000
Goldman Sachs Group, Inc.
1/10/05	2.06 (b)(d)	206,000	206,000
2/28/05	2.43 (b)(d)	221,000	221,000
TOTAL MASTER NOTES			467,000
Medium-Term Notes - 19.0%

Allstate Life Global Funding II
1/10/05	2.34 (a)(b)	25,000	25,000
1/18/05	2.39 (a)(b)	20,000	20,000
1/18/05	2.43 (a)(b)	25,000	25,000
American Express Centurion Bank
1/27/05	2.38 (b)	50,000	50,000
American Express Credit Corp.
1/5/05	2.38 (b)	100,000	100,007
1/20/05	2.44 (a)(b)	50,000	49,990
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Bank of New York Co., Inc.
1/27/05	2.44% (a)(b)	$ 90,000	$ 90,000
Bank One NA, Chicago
2/3/05	2.38 (b)	35,000	35,047
Bayerische Landesbank Girozentrale
2/19/05	2.30 (b)	155,000	155,000
BellSouth Telecommunications
3/4/05	2.50 (b)	35,000	35,000
Citigroup Global Markets Holdings, Inc.
3/7/05	2.50 (b)	30,000	30,015
Descartes Funding Trust
1/18/05	2.40 (b)	30,000	30,000
First Tennessee Bank NA, Memphis
3/22/05	2.46 (b)	10,000	9,998
3/30/05	2.59 (b)	20,000	20,007
General Electric Capital Corp.
1/3/05	2.40 (b)(d)	40,000	40,000
1/7/05	2.33 (b)	200,000	200,000
1/10/05	2.46 (b)	165,400	165,400
1/17/05	2.51 (b)	150,000	150,014
HBOS Treasury Services PLC
2/21/05	2.39 (a)(b)	18,000	18,009
3/24/05	2.55 (b)	150,000	150,000
Household Finance Corp.
1/5/05	2.29 (b)	26,000	26,000
2/18/05	2.41 (b)	70,000	70,057
3/16/05	2.60 (b)	25,000	25,017
Morgan Stanley
1/3/05	2.37 (b)	25,000	25,000
1/4/05	2.33 (b)	40,000	40,000
1/18/05	2.40 (b)	57,000	57,000
1/18/05	2.52 (b)	50,000	50,046
1/27/05	2.43 (b)	107,000	107,005
National Australia Bank
1/10/05	2.05 (b)	200,000	200,040
National City Bank
3/1/05	2.32 (b)	135,000	134,983
Pacific Life Global Funding
1/4/05	2.32 (a)(b)	25,000	25,000
1/13/05	2.38 (b)	10,000	10,000
RACERS
1/24/05	2.41 (a)(b)	170,000	170,000
Royal Bank of Canada
1/10/05	2.38 (b)	20,000	20,000
SBC Communications, Inc.
6/5/05	2.39 (a)	49,000	49,348

Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Verizon Global Funding Corp.
3/15/05	2.60% (b)	$ 235,000	$ 235,002
Wells Fargo & Co.
1/18/05	2.37 (b)	210,000	210,000
Westpac Banking Corp.
3/9/05	2.38 (b)	70,000	69,985
3/11/05	2.45 (b)	40,000	40,000
TOTAL MEDIUM-TERM NOTES			2,962,970
Short-Term Notes - 4.0%

Hartford Life Insurance Co.
3/1/05	2.55 (b)(d)	65,000	65,000
Jackson National Life Insurance Co.
1/3/05	2.15 (b)(d)	47,000	47,000
Metropolitan Life Insurance Co.
1/3/05	2.20 (b)(d)	65,000	65,000
1/28/05	2.46 (a)(b)	25,000	25,000
Monumental Life Insurance Co.
1/1/05	2.42 (b)(d)	36,000	36,000
1/1/05	2.45 (b)(d)	55,000	55,000
New York Life Insurance Co.
1/3/05	2.14 (b)(d)	215,000	215,000
Transamerica Occidental Life Insurance Co.
2/1/05	2.33 (b)(d)	95,000	95,000
Travelers Insurance Co.
1/1/05	2.12 (b)(d)	30,000	30,000
TOTAL SHORT-TERM NOTES			633,000
Repurchase Agreements - 13.2%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations dated 12/31/04 due 1/3/05 At 2.28%)	$ 303	303
With:
Banc of America Securities LLC At:
2.36%, dated 12/31/04 due 1/3/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $188,116,146, 2.53% - 6.55%, 1/25/26 - 8/25/38)	140,028	140,000
2.37%, dated 12/31/04 due 1/3/05 (Collateralized by Commercial Paper Obligations with principal amounts of $451,299,899, 1.92% - 2.68%, 1/3/05 - 4/13/05)	440,087	440,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Citigroup Global Markets, Inc. At:
2.37%, dated 12/31/04 due 1/3/05 (Collateralized by Commercial Paper Obligations with principal amounts of $306,738,598, 2.43% - 2.5%, 1/3/05 - 2/23/05)	$ 300,059	$ 300,000
2.41%, dated 12/31/04 due 1/3/05 (Collateralized by Corporate Obligations with principal amounts of $186,369,614, 2.02% - 10.5%, 1/16/07 - 1/20/44)	200,040	200,000
Goldman Sachs & Co. At:
2.41%, dated 12/31/04 due 1/3/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $14,672,257, 4.76%, 5/25/34)	11,002	11,000
2.43%, dated 11/22/04 due 2/18/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $426,503,711, 1.09% - 22.42%, 1/15/11 - 2/25/44) (b)(c)	352,079	350,000
Lehman Brothers, Inc. At 2.43%, dated 12/31/04 due 1/3/05 (Collateralized by Corporate Obligations with principal amounts of $721,273,307, 0% - 14.5%, 3/15/05 - 12/1/36)	615,125	615,000
TOTAL REPURCHASE AGREEMENTS		2,056,303
TOTAL INVESTMENT PORTFOLIO - 100.1%	15,627,803
NET OTHER ASSETS - (0.1)%	(23,097)
NET ASSETS - 100%	$ 15,604,706
Total Cost for Federal Income Tax Purposes $ 15,627,803
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $603,508,000 or 3.9% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,115,000,000 or 7.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Bear Stearns Companies, Inc. 2.44%, 1/13/05	12/9/04	$ 40,000
General Electric Capital Corp. 2.4%, 1/3/05	4/1/04	$ 40,000
Goldman Sachs Group, Inc.: 2.06%, 1/10/05	7/8/04	$ 206,000
2.43%, 2/28/05	8/26/04	$ 221,000
Hartford Life Insurance Co. 2.55%, 3/1/05	12/16/03	$ 65,000
Jackson National Life Insurance Co. 2.15%, 1/3/05	3/31/03	$ 47,000
Metropolitan Life Insurance Co. 2.2%, 1/3/05	3/26/02	$ 65,000
Monumental Life Insurance Co.: 2.42%, 1/1/05	7/31/98 - 9/17/98	$ 36,000
2.45%, 1/1/05	3/12/99	$ 55,000
New York Life Insurance Co. 2.14%, 1/3/05	2/28/02 - 12/19/02	$ 215,000
Transamerica Occidental Life Insurance Co. 2.33%, 2/1/05	4/28/00	$ 95,000
Travelers Insurance Co. 2.12%, 1/1/05	3/26/04	$ 30,000

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report
for

Fidelity ® Institutional Money Market Funds:

Prime Money Market Portfolio

December 31, 2004

1.811333.100

DOM-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 19.2%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 3.7%
Washington Mutual Bank, California
3/14/05	2.34%	$ 75,000	$ 75,000
4/22/05	2.20	50,000	50,000
5/5/05	2.46	75,000	75,000
5/20/05	2.51	100,000	100,000
6/13/05	2.70	60,000	60,000
			360,000
New York Branch, Yankee Dollar, Foreign Banks - 15.5%
Banco Bilbao Vizcaya Argentaria SA
3/1/05	2.34 (b)	10,000	10,000
3/23/05	2.47 (b)	45,000	44,999
Barclays Bank PLC
1/25/05	2.34 (b)	20,000	19,997
BNP Paribas SA
1/24/05	2.33 (b)	60,000	59,986
2/14/05	1.95	80,000	80,000
6/29/05	2.72	75,000	75,000
Calyon
1/13/05	2.32 (b)	50,000	49,991
Canadian Imperial Bank of Commerce
1/31/05	2.36 (b)	35,000	34,996
Credit Agricole Indosuez
1/24/05	2.09 (b)	15,000	15,002
2/24/05	2.28 (b)	85,000	84,975
DEPFA BANK PLC
3/31/05	2.51	50,000	50,000
Deutsche Bank AG
3/3/05	2.38 (b)	65,000	65,000
HBOS Treasury Services PLC
1/3/05	2.27 (b)	70,000	70,000
3/4/05	2.39 (b)	90,000	90,000
3/7/05	2.00	65,000	65,000
Landesbank Baden-Wuerttemberg
2/25/05	2.31 (b)	60,000	59,993
2/28/05	2.32 (b)	5,000	4,999
3/7/05	2.37 (b)	10,000	9,999
Royal Bank of Canada
3/15/05	2.41 (b)	50,000	49,986
Royal Bank of Scotland PLC
1/14/05	2.33 (b)	55,000	54,993
3/17/05	2.41 (b)	60,000	59,988
Societe Generale
1/10/05	2.28 (b)	30,000	29,998
1/18/05	2.34 (b)	65,000	64,989
Societe Generale NA
5/9/05	2.53	50,000	49,804
UBS AG
1/4/05	1.93 (b)	100,000	99,975

Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Unicredito Italiano Spa
1/14/05	1.99% (b)	$ 50,000	$ 49,991
1/27/05	2.04 (b)	80,000	79,986
2/14/05	2.21 (b)	30,000	29,994
3/21/05	2.45 (b)	45,000	44,992
			1,504,633
TOTAL CERTIFICATES OF DEPOSIT			1,864,633
Commercial Paper - 37.2%

Bank of America Corp.
3/16/05	2.06	75,000	74,686
4/5/05	2.16	75,000	74,581
Beta Finance, Inc.
1/21/05	2.05	51,000	50,942
1/25/05	2.05	25,000	24,966
Capital One Multi-Asset Execution Trust
2/17/05	2.30	10,000	9,970
CC USA, Inc.
1/25/05	2.05	75,000	74,898
2/14/05	1.95 (a)	20,000	19,953
Charta LLC
2/10/05	2.25	20,000	19,950
Citibank Credit Card Master Trust I (Dakota Certificate Program)
1/3/05	2.01	20,000	19,998
1/3/05	2.11	75,000	74,991
1/20/05	2.09	25,000	24,973
1/24/05	2.09	50,000	49,934
1/26/05	2.09	35,000	34,949
3/22/05	2.50	15,000	14,917
Clipper Receivables LLC
1/21/05	2.06	57,000	56,935
Dorada Finance, Inc.
2/15/05	2.26	10,000	9,972
3/10/05	2.04 (a)	25,000	24,905
Dresdner U.S. Finance, Inc.
1/24/05	1.98	15,000	14,981
Emerald (MBNA Credit Card Master Note Trust)
1/13/05	2.04	45,000	44,970
1/25/05	2.12	65,500	65,408
2/8/05	2.29	25,000	24,940
General Electric Capital Corp.
2/10/05	1.87	40,000	39,918
2/11/05	1.87	50,000	49,895
3/11/05	1.92	40,000	39,854
Grampian Funding Ltd.
1/20/05	1.84	40,000	39,961
2/2/05	2.04	40,000	39,928
2/10/05	1.97	65,000	64,859
3/4/05	2.02	100,000	99,656
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Grampian Funding Ltd. - continued
3/22/05	2.07%	$ 60,000	$ 59,727
3/24/05	2.13	20,000	19,904
4/8/05	2.45	116,000	115,240
6/14/05	2.67	90,000	88,922
ING America Insurance Holdings, Inc.
3/18/05	2.47	53,250	52,975
6/13/05	2.68	25,000	24,701
K2 (USA) LLC
1/25/05	2.30	25,000	24,962
1/28/05	2.12	35,000	34,945
2/28/05	1.94	15,000	14,954
3/21/05	2.03	98,500	98,066
4/5/05	2.17	49,450	49,172
Kitty Hawk Funding Corp.
1/10/05	2.20	69,221	69,183
2/15/05	1.89	5,000	4,988
Morgan Stanley
1/3/05	2.34 (b)	255,000	254,996
Motown Notes Program
1/13/05	2.04	150,000	149,899
1/18/05	2.05	10,000	9,990
1/18/05	2.22	27,000	26,972
1/20/05	2.25	43,000	42,949
1/27/05	2.15	74,000	73,886
Newcastle (Discover Card Master Trust)
1/18/05	2.05	87,200	87,116
Newport Funding Corp.
1/28/05	2.28	75,000	74,872
Nordea North America, Inc.
5/23/05	2.53	150,000	148,521
Paradigm Funding LLC
1/7/05	2.30 (b)	25,000	25,000
2/24/05	1.94	50,000	49,856
2/28/05	1.93	65,830	65,627
4/5/05	2.17	100,000	99,439
Park Granada LLC
1/11/05	2.20	15,000	14,991
1/19/05	2.05	35,000	34,964
2/8/05	2.25	60,000	59,858
Santander Finance, Inc.
3/24/05	2.13	48,700	48,466
5/20/05	2.50	25,000	24,762
6/8/05	2.62	40,000	39,545
Scaldis Capital LLC
2/2/05	2.16	40,000	39,924
2/3/05	2.16	25,415	25,365
5/27/05	2.58	28,401	28,107

Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
6/6/05	2.61%	$ 25,327	$ 25,044
6/7/05	2.61	35,460	35,061
6/8/05	2.65	104,846	103,640
Sheffield Receivables Corp.
1/25/05	2.37 (b)	25,000	25,000
Westpac Capital Corp.
3/22/05	2.38	15,000	14,921
3/23/05	2.38	135,000	134,283
TOTAL COMMERCIAL PAPER			3,606,683
Federal Agencies - 7.7%

Fannie Mae - 2.6%
Agency Coupons - 2.6%
2/15/05	1.40	45,000	45,000
2/22/05	2.23 (b)	100,000	99,913
3/29/05	1.40	30,000	30,000
5/4/05	1.54	25,000	25,000
5/9/05	1.49	25,000	25,000
5/13/05	1.59	25,000	25,000
			249,913
Federal Home Loan Bank - 4.9%
Agency Coupons - 4.9%
1/19/05	1.99 (b)	5,000	5,000
2/28/05	1.49	50,000	50,000
3/13/05	2.32 (b)	200,000	199,770
4/1/05	1.45	30,000	29,996
4/25/05	1.30	100,000	100,000
4/28/05	1.35	40,000	40,000
4/29/05	2.03	10,000	9,978
5/2/05	1.92	10,000	9,982
5/3/05	1.37	30,000	30,000
			474,726
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates - 0.2%
Agency Coupons - 0.2%
1/7/05	2.35 (b)	21,888	21,888
TOTAL FEDERAL AGENCIES			746,527
Master Notes - 2.4%

Bear Stearns Companies, Inc.
1/13/05	2.44 (d)	25,000	25,000
Goldman Sachs Group, Inc.
1/10/05	2.06 (b)(d)	15,000	15,000
2/14/05	2.13 (d)	60,000	60,000
Master Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Goldman Sachs Group, Inc. - continued
2/28/05	2.43% (b)(d)	$ 71,000	$ 71,000
4/12/05	2.12 (d)	60,000	60,000
TOTAL MASTER NOTES			231,000
Medium-Term Notes - 14.3%

Allstate Life Global Funding II
1/10/05	2.34 (a)(b)	10,000	10,000
1/18/05	2.39 (a)(b)	5,000	5,000
1/18/05	2.43 (a)(b)	10,000	10,000
American Express Credit Corp.
1/5/05	2.38 (b)	80,000	80,007
1/10/05	2.37 (b)	20,000	20,004
ASIF Global Financing XXX
1/24/05	2.41 (a)(b)	50,000	50,000
Bank of Scotland Treasury Services PLC
3/14/05	2.53 (a)(b)	90,000	90,014
Bayerische Landesbank Girozentrale
2/19/05	2.30 (b)	60,000	60,000
Descartes Funding Trust
1/18/05	2.40 (b)	15,000	15,000
First Tennessee Bank NA, Memphis
2/7/05	2.17 (b)	40,000	39,999
3/1/05	2.40 (b)	20,000	20,004
3/22/05	2.46 (b)	15,000	14,997
3/30/05	2.59 (b)	25,000	25,010
GE Capital Assurance Co.
1/3/05	2.40 (b)(d)	15,000	15,000
General Electric Capital Corp.
1/7/05	2.33 (b)	127,000	127,000
1/10/05	2.46 (b)	60,000	60,000
1/17/05	2.51 (b)	70,000	70,007
Household Finance Corp.
1/5/05	2.29 (b)	10,000	10,000
2/18/05	2.41 (b)	30,000	30,024
3/16/05	2.60 (b)	10,000	10,007
3/17/05	2.80 (b)	24,393	24,433
JPMorgan Chase & Co.
3/7/05	2.69 (b)	10,000	10,005
Merrill Lynch & Co., Inc.
1/21/05	2.38 (b)	17,900	17,903
Morgan Stanley
1/3/05	2.37 (b)	7,000	7,000
1/4/05	2.33 (b)	15,000	15,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
1/18/05	2.40% (b)	$ 11,000	$ 11,000
1/18/05	2.52 (b)	72,000	72,006
1/27/05	2.43 (b)	40,000	40,002
National City Bank
3/1/05	2.32 (b)	50,000	49,994
Pacific Life Global Funding
1/4/05	2.32 (a)(b)	22,500	22,500
1/13/05	2.38 (b)	5,000	5,000
RACERS
1/24/05	2.41 (a)(b)	65,000	65,000
SBC Communications, Inc.
6/5/05	2.39 (a)	22,000	22,156
SLM Corp.
1/3/05	2.31 (a)(b)	30,000	30,000
3/15/05	2.67 (b)	22,000	22,027
Verizon Global Funding Corp.
3/15/05	2.60 (b)	70,000	70,001
Wells Fargo & Co.
1/4/05	2.31 (b)	30,000	30,000
1/18/05	2.37 (b)	90,000	90,001
Westpac Banking Corp.
3/11/05	2.45 (b)	15,000	15,000
TOTAL MEDIUM-TERM NOTES			1,381,101
Short-Term Notes - 2.3%

Hartford Life Insurance Co.
3/1/05	2.55 (b)(d)	25,000	25,000
Jackson National Life Insurance Co.
1/3/05	2.15 (b)(d)	10,000	10,000
Metropolitan Life Insurance Co.
1/3/05	2.20 (b)(d)	30,000	30,000
1/28/05	2.46 (a)(b)	10,000	10,000
Monumental Life Insurance Co.
1/1/05	2.42 (b)(d)	10,000	10,000
1/1/05	2.45 (b)(d)	10,000	10,000
New York Life Insurance Co.
1/3/05	2.14 (b)(d)	95,000	95,000
Transamerica Occidental Life Insurance Co.
2/1/05	2.33 (b)(d)	35,000	35,000
TOTAL SHORT-TERM NOTES			225,000
Municipal Securities - 0.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
LoanStar Assets Partners LP Student Ln. Rev. Series A, LOC State Street Bank & Trust Co., Boston, VRDN
1/7/05	2.52% (b)	$ 50,000	$ 50,000
Repurchase Agreements - 16.9%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 12/31/04 due 1/3/05 at:
2.28%	$ 65,445	65,433
2.32%	16,003	16,000
With:
Banc of America Securities LLC at 2.39%, dated 12/31/04 due 1/3/05 (Collateralized by Corporate Obligations with principal amounts of $386,545,042, 0% - 8.84%, 9/10/07 - 2/15/37)	344,069	344,000
Citigroup Global Markets, Inc. at 2.37%, dated 12/31/04 due 1/3/05 (Collateralized by Corporate Obligations with principal amounts of $475,615,734, 1.87% - 9.87%, 1/17/06 - 10/15/49)	494,098	494,000
Goldman Sachs & Co. at:
2.41%, dated 12/31/04 due 1/3/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $50,714,478, 5%, 12/25/34)	50,010	50,000
2.43%, dated:
11/22/04 due 2/18/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $224,075,935, 4.08% - 5.5%, 1/25/20 - 10/25/43) (b)(c)	206,218	205,000
12/22/04 due 1/21/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $30,716,911, 6.82%, 4/15/09)	32,065	32,000
Lehman Brothers, Inc. at 2.43%, dated 12/31/04 due 1/3/05 (Collateralized by Equity Securities valued at $449,619,067)	428,087	428,000
TOTAL REPURCHASE AGREEMENTS		1,634,433
TOTAL INVESTMENT PORTFOLIO - 100.5%		9,739,377
NET OTHER ASSETS - (0.5)%		(45,355)
NET ASSETS - 100%		$ 9,694,022
Total Cost for Federal Income Tax Purposes		$ 9,739,377
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $359,528,000 or 3.7% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $461,000,000 or 4.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Bear Stearns Companies, Inc. 2.44%, 1/13/05	12/9/04	$ 25,000
GE Capital Assurance Co. 2.4%, 1/3/05	7/30/04	$ 15,000
Goldman Sachs Group, Inc.: 2.06%, 1/10/05	7/8/04	$ 15,000
2.12%, 4/12/05	9/14/04	$ 60,000
2.13%, 2/14/05	9/30/04	$ 60,000
2.43%, 2/28/05	8/26/04	$ 71,000
Hartford Life Insurance Co. 2.55%, 3/1/05	12/16/03	$ 25,000
Jackson National Life Insurance Co. 2.15%, 1/3/05	3/31/03	$ 10,000
Metropolitan Life Insurance Co. 2.2%, 1/3/05	3/26/02	$ 30,000
Monumental Life Insurance Co.: 2.42%, 1/1/05	9/17/98	$ 10,000
2.45%, 1/1/05	3/12/99	$ 10,000
New York Life Insurance Co. 2.14%, 1/3/05	2/28/02 - 12/19/02	$ 95,000
Transamerica Occidental Life Insurance Co. 2.33%, 2/1/05	4/28/00	$ 35,000

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Tax-Exempt Portfolio

December 31, 2004

1.811334.100

TAX-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.0%
	Principal Amount (000s)	Value (000s)
Alabama - 1.4%
Bessemer Med. Clinic Board Rev. Bonds Series PT 909, 1.15%, tender 3/3/05 (Liquidity Facility Danske Bank AS) (a)(e)(f)	$ 15,840	$ 15,840
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series MT 16, 2.03% (Liquidity Facility Svenska Handelsbanken AB) (a)(e)	5,700	5,700
Houston County Health Care Auth. Rev. Participating VRDN Series PT 880, 2.03% (Liquidity Facility Danske Bank AS) (a)(e)	4,100	4,100
Jefferson County Ltd. Oblig. School Warrants Participating VRDN Series PT 2477, 2.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,000	10,000
Jefferson County Swr. Rev. Participating VRDN Series MS 00 397, 2.03% (Liquidity Facility Morgan Stanley) (a)(e)	8,545	8,545
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series C, 2.04%, VRDN (a)	12,000	12,000
Montgomery ALAHA Spl. Care Facilities Fing. Auth. Prog. Rev. (Mizell Memorial Hosp. Proj.) 2.04%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	6,000	6,000
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 2.04%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	3,085	3,085
		65,270
Alaska - 1.9%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series BA 97 F, 2.09% (Liquidity Facility Bank of America NA) (a)(e)	2,100	2,100
Series Merlots 99 D, 2.06% (Liquidity Facility Wachovia Bank NA) (a)(e)	3,300	3,300
Valdez Marine Term. Rev. (BP Pipelines, Inc. Proj.) Series B, 2.18%, VRDN (a)	85,455	85,455
		90,855
Arizona - 1.5%
Arizona School Facilities Board State School Impt. Rev. Participating VRDN Series Putters 483, 2.03% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(e)	3,800	3,800
Arizona Trans. Board Hwy. Rev. Participating VRDN Series ROC II R1038, 2.04% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	4,145	4,145

	Principal Amount (000s)	Value (000s)
Phoenix Gen. Oblig. Participating VRDN Series PT 1436, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 95	$ 95
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 1995, 2.05%, LOC Gen. Elec. Cap. Corp., VRDN (a)	18,000	18,000
Pima County Indl. Dev. Auth. Indl. Rev. Participating VRDN Series LB 00 L21, 2.05% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	3,090	3,090
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series PT 1512, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,660	1,660
Series SG 03 160, 2.03% (Liquidity Facility Societe Generale) (a)(e)	18,600	18,600
Series 2004 C, 1.85% 3/15/05, CP	10,000	10,000
Sun Devil Energy Ctr. LLC Rev. (Arizona State Univ. Proj.) 2.01% (FGIC Insured), VRDN (a)	10,005	10,005
		69,395
Arkansas - 0.0%
Arkansas Hosp. Equip. Fin. Auth. (Baptist Health Proj.) Series 1995, 2.04% (MBIA Insured), VRDN (a)	1,950	1,950
California - 8.0%
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN:
Series FRRI 03 L11, 2.05% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	35,525	35,525
Series FRRI 03 L12, 2.05% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	14,700	14,700
Series Putters 309, 2.02% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	13,095	13,095
Series Putters 310, 2.02% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,995	4,995
Series Putters 322, 2.02% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	17,755	17,755
California Econ. Recovery Participating VRDN Series ROC II R6013, 2.02% (Liquidity Facility Citibank NA) (a)(e)	10,875	10,875
California Gen. Oblig.:
Participating VRDN:
Series LB 04 L71J, 2.05% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	12,700	12,700
Series Merlots 03 A29, 2.03% (Liquidity Facility Wachovia Bank NA) (a)(e)	12,275	12,275
Series PA 1231, 2.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN:
Series PT 990, 2.01% (Liquidity Facility BNP Paribas SA) (a)(e)	$ 22,445	$ 22,445
RAN 3% 6/30/05	141,400	142,270
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1996 E, 2.2%, LOC JPMorgan Chase Bank, VRDN (a)	10,025	10,025
California Pub. Works Board Lease Rev. Participating VRDN Series PA 814R, 2.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	11,120	11,120
Los Angeles Unified School District Participating VRDN:
Series LB 04 L64, 2.05% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	17,800	17,800
Series PT 1398, 2.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,000	6,000
Series PT 1854, 2.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	20	20
Series PT 1855, 2.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	40	40
Series ROC II R25, 2.02% (Liquidity Facility Citibank NA) (a)(e)	6,665	6,665
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series EGL 03 33, 2.02% (Liquidity Facility Citibank NA, New York) (a)(e)	11,870	11,870
Series ROC II R4511, 2.02% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,215	5,215
Pajaro Valley Unified School District Participating VRDN Series PA 1182, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,290	4,290
Poway Redev. Agcy. Tax Allocation Rev. Participating VRDN Series Putters 372, 2.02% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,085	11,085
		380,765
Colorado - 2.1%
Arapahoe County Cap. Impt. Trust Fund Hwy. Rev. Bonds Series E 470, 0% 8/31/26 (Pre-Refunded to 8/31/05 @ 20.8626) (d)	19,300	3,970
Arapahoe County Cherry Creek School District #5 Bonds Series Merlots 04 A4, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA) (a)(e)(f)	7,020	7,020

	Principal Amount (000s)	Value (000s)
Arapahoe Park & Recreation District Participating VRDN Series PT 1677, 2.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 1,600	$ 1,600
Centerra Metropolitan District No. 1 Rev. 2.02%, LOC BNP Paribas SA, VRDN (a)	12,000	12,000
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 2.1%, LOC JPMorgan Chase Bank, VRDN (a)	18,900	18,900
Colorado Hsg. & Fin. Auth. Bonds Series 2004 B4 Class I, 1.99% 11/1/05	10,400	10,400
Colorado Springs Utils. Rev. Participating VRDN:
Series SGA 88, 2.2% (Liquidity Facility Societe Generale) (a)(e)	10,100	10,100
Series SGB 28, 2.04% (Liquidity Facility Societe Generale) (a)(e)	12,000	12,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Merlots 97 Q, 2.06% (Liquidity Facility Wachovia Bank NA) (a)(e)	2,900	2,900
Series MS 00 425, 2.08% (Liquidity Facility Morgan Stanley) (a)(e)	8,433	8,433
Moffat County Poll. Cont. Rev. (Colorado-UTE Elec. Assoc., Inc. Proj.) Series 1984, 1.95% (AMBAC Insured), VRDN (a)	1,460	1,460
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 2.03% (Liquidity Facility Morgan Stanley) (a)(e)	6,915	6,915
Southern Ute Indian Tribe of Southern Ute Indian Reservation 2.1%, VRDN (a)	3,500	3,500
		99,198
Connecticut - 0.4%
Connecticut Hsg. Fin. Auth. Participating VRDN Series MT 37, 2.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	17,300	17,300
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 2.24%, VRDN (a)	5,000	5,000
District Of Columbia - 1.7%
District of Columbia Gen. Oblig.:
Participating VRDN:
Series PT 1931, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,900	5,900
Series PT 750, 2.03% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	14,635	14,635
Series PT 852, 2.03% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	5,455	5,455
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Gen. Oblig.: - continued
Participating VRDN:
Series ROC II 99 10, 2.04% (Liquidity Facility Citibank NA) (a)(e)	$ 3,965	$ 3,965
TRAN 3.5% 9/30/05	46,900	47,391
District of Columbia Wtr. & Swr. Auth. Participating VRDN Series PA 612, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,320	5,320
		82,666
Florida - 7.1%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series PT 834, 2.02% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	15,030	15,030
Deltona Util. Sys. Rev. Participating VRDN Series PT 2026, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,245	5,245
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 0905, 2.02% (Liquidity Facility Citibank NA, New York) (a)(e)	5,630	5,630
Series EGL 96 C0905 Class A, 2.02% (Liquidity Facility Citibank NA, New York) (a)(e)	9,900	9,900
Series MSTC 01 161, 2.17% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	6,395	6,395
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series EGL 00 0904, 2.02% (Liquidity Facility Citibank NA, New York) (a)(e)	5,000	5,000
Series EGL 01 0904, 2.02% (Liquidity Facility Citibank NA, New York) (a)(e)	23,375	23,375
Series MS 01 570, 2.03% (Liquidity Facility Morgan Stanley) (a)(e)	13,555	13,555
Series MSTC 01 115, 2.17% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	35,955	35,955
Series MSTC 01 160, 2.17% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	13,315	13,315
Series PT 1687, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	16,900	16,900
Florida Board of Ed. Pub. Ed. Participating VRDN:
Series ROC II R6037, 2.02% (Liquidity Facility Citibank NA) (a)(e)	3,000	3,000
Series SGA 00 102, 2.17% (Liquidity Facility Societe Generale) (a)(e)	25,700	25,700

	Principal Amount (000s)	Value (000s)
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series PT 1897, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 9,295	$ 9,295
Florida Gen. Oblig. Participating VRDN Series ROC II R1001 2.02% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	7,560	7,560
Florida Hsg. Fin. Agcy. (Town Colony II Proj.) Series 1985 EE, 2.03%, LOC Cr. Suisse First Boston Bank, VRDN (a)	3,600	3,600
JEA Elec. Sys. Rev. Participating VRDN Series PA 1068, 2.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,620	5,620
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 408, 2.03% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,695	2,695
Lakeland Elec. & Wtr. Rev. Participating VRDN Series EGL 96 0901, 2.16% (Liquidity Facility Citibank NA, New York) (a)(e)	1,330	1,330
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 2.25%, VRDN (a)	11,150	11,150
Miami-Dade County Edl. Facilities Auth. Rev. Participating VRDN Series PT 2078, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,305	4,305
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series PT 721, 2.02% (Liquidity Facility BNP Paribas SA) (a)(e)	9,300	9,300
Miami-Dade County Pub. Svc. Tax Rev. Participating VRDN Series MSTC 02 9043, 2.03% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	3,160	3,160
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series PT 845, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,400	6,400
Orange County Tourist Dev. Tax Rev. Participating VRDN Series MS 817, 2.03% (Liquidity Facility Morgan Stanley) (a)(e)	7,315	7,315
Orlando Utils. Commission Wtr. & Elec. Rev. Participating VRDN:
Series PT 2285, 2.02% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	9,505	9,505
Series PT 2372, 2.01% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	6,150	6,150
Palm Beach County Rev. (Morse Oblig. Group Proj.) 2.03%, LOC Key Bank NA, VRDN (a)	10,000	10,000
Pasco County Indl. Dev. Rev. (Academy Lakes Day School Proj.) 2.05%, LOC Bank of America NA, VRDN (a)	1,955	1,955
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Port of Saint Lucie Util. Rev. Series A, 2.02% (MBIA Insured), VRDN (a)	$ 10,000	$ 10,000
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 1984 D, 2.05%, tender 6/15/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)	10,745	10,745
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series BA 01 N, 2.07% (Liquidity Facility Bank of America NA) (a)(e)	5,200	5,200
Tampa Sports Auth. Rev. Participating VRDN Series SGA 61, 2.17% (Liquidity Facility Societe Generale) (a)(e)	19,400	19,400
Volusia County Tourist Dev. Tax Rev. Participating VRDN Series PT 2395, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	15,275	15,275
		338,960
Georgia - 3.0%
Atlanta Arpt. Rev. Participating VRDN Series EGL 00 1003, 2.04% (Liquidity Facility Citibank NA, New York) (a)(e)	10,000	10,000
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series Putters 513, 2.01% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(e)	10,875	10,875
Series ROC II R 324, 2.04% (Liquidity Facility Citibank NA) (a)(e)	10,000	10,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 1998 B, 1.8% tender 2/17/05 (AMBAC Insured) (Liquidity Facility RaboBank Nederland Coop. Central), CP mode	24,000	24,000
Cobb County Dev. Auth. Univ. Facilities Rev. Participating VRDN Series MS 983, 2.03% (Liquidity Facility Morgan Stanley) (a)(e)	7,240	7,240
Dalton Dev. Auth. Rev. (Hamilton Health Systems Proj.) 2%, LOC Bank of America NA, VRDN (a)	14,495	14,495
DeKalb County Dev. Auth. Rev. (Marcus Institute Proj.) 2%, LOC Bank of America NA, VRDN (a)	10,640	10,640
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) 2%, LOC Freddie Mac, VRDN (a)	15,750	15,750
Fulton County Dev. Auth. Participating VRDN Series MS 960, 2.03% (Liquidity Facility Morgan Stanley) (a)(e)	5,000	5,000
Georgia Gen. Oblig. Participating VRDN:
Series EGL 01 1001, 2.04% (Liquidity Facility Citibank NA, New York) (a)(e)	10,580	10,580

	Principal Amount (000s)	Value (000s)
Series EGL 04 1004, 2.04% (Liquidity Facility Citibank NA) (a)(e)	$ 5,000	$ 5,000
Series Putters 493, 2.01% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,300	6,300
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series Macon 04 E, 2.07% (Liquidity Facility Bank of America NA) (a)(e)	6,810	6,810
Series PT 2154, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,005	3,005
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series ROC II R4011, 2.04% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	3,225	3,225
		142,920
Hawaii - 0.1%
Hawaii Gen. Oblig. Participating VRDN Series ROC II R153, 2.04% (Liquidity Facility Citibank NA) (a)(e)	3,300	3,300
Honolulu City & County Gen. Oblig. Participating VRDN Series ROC II R5025, 2.04% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,650	2,650
		5,950
Illinois - 6.8%
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 2.09% (Liquidity Facility Bank of America NA) (a)(e)	9,000	9,000
Series MSDW 01 467, 2.03% (Liquidity Facility Morgan Stanley) (a)(e)	3,000	3,000
Chicago Gen. Oblig. Participating VRDN:
Series Merlots 00 A12, 2.06% (Liquidity Facility Wachovia Bank NA) (a)(e)	2,200	2,200
Series MS 00 426, 2.03% (Liquidity Facility Morgan Stanley) (a)(e)	7,695	7,695
Series PA 643R, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,895	5,895
Chicago Pub. Bldg. Commission Bldg. Rev. Participating VRDN Series PT 1835, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,995	5,995
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 2.04% (Liquidity Facility Citibank NA, New York) (a)(e)	3,000	3,000
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 2.06% (Liquidity Facility Wachovia Bank NA) (a)(e)	5,200	5,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Wtr. Rev. Participating VRDN: - continued
Series Merlots C39, 2.04% (Liquidity Facility Wachovia Bank NA) (a)(e)	$ 2,845	$ 2,845
Cook County Forest Preservation District Participating VRDN Series Putters 566, 2.03% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,330	6,330
Cook County Gen. Oblig. Participating VRDN Series EGL 01 1302, 2.04% (Liquidity Facility Citibank NA, New York) (a)(e)	6,700	6,700
DuPage County Rev. (Morton Arboretum Proj.) 2%, LOC Bank of America NA, VRDN (a)	25,000	25,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN Series Merlots 97 U, 2.06% (Liquidity Facility Wachovia Bank NA) (a)(e)	4,250	4,250
1.8% 2/17/05, LOC Northern Trust Co., Chicago, CP	19,000	19,000
Illinois Fin. Auth. Rev.:
Participating VRDN Series ROC II R6015, 2.04% (Liquidity Facility Citibank NA) (a)(e)	5,000	5,000
(Central DuPage Hosp. Proj.):
Series 2004 C, 2.02%, VRDN (a)	12,300	12,300
Series B, 2.02%, VRDN (a)	20,000	20,000
(Rest Haven Christian Services Proj.) Series B, 2.03%, LOC KBC Bank NV, VRDN (a)	10,000	10,000
Illinois Gen. Oblig.:
Bonds Series PT 974, 1.8%, tender 6/23/05 (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)(f)	12,480	12,480
Participating VRDN:
Series EGL 00 1304, 2.04% (Liquidity Facility Citibank NA, New York) (a)(e)	2,300	2,300
Series Merlots 02 A49, 2.06% (Liquidity Facility Wachovia Bank NA) (a)(e)	5,900	5,900
Series MS 98 143, 2.03% (Liquidity Facility Morgan Stanley) (a)(e)	24,970	24,970
Series PT 1975, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,010	4,010
Series Putters 133, 2.03% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	4,950	4,950
Illinois Health Facilities Auth. Rev.:
(Memorial Health Sys. Proj.) 2.27%, LOC JPMorgan Chase Bank, VRDN (a)	4,500	4,500

	Principal Amount (000s)	Value (000s)
(Swedish Covenant Hosp. Proj.):
Series 2003 A, 2.01%, LOC Lasalle Bank NA, VRDN (a)	$ 19,000	$ 19,000
Series 2003 B, 2.01%, LOC Lasalle Bank NA, VRDN (a)	25,600	25,600
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series EGL 01 1306, 2.04% (Liquidity Facility Citibank NA, New York) (a)(e)	8,600	8,600
Series Merlots 02 A24, 2.06% (Liquidity Facility Wachovia Bank NA) (a)(e)	4,970	4,970
Lake County Cmnty. High School District Participating VRDN Series Stars 92, 2.03% (Liquidity Facility BNP Paribas SA) (a)(e)	12,000	12,000
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series MS 962, 2.09% (Liquidity Facility Morgan Stanley) (a)(e)	3,010	3,010
Quad Cities Reg'l. Econ. Dev. Auth. Rev. (Two Rivers YMCA, Inc. Proj.) 2.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,600	2,600
Quincy Rev. (Blessing Hosp. Proj.) 2%, LOC JPMorgan Chase Bank, VRDN (a)	13,900	13,900
Schaumburg Village Gen. Oblig. Participating VRDN Series EGL 04 45 Class A, 2.04% (Liquidity Facility Citibank NA) (a)(e)	3,085	3,085
Southern Illinois Univ. Rev. Participating VRDN Series PT 2419, 2.03% (Liquidity Facility WestLB AG) (a)(e)	6,295	6,295
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN:
Series EGL 00 1301, 2.04% (Liquidity Facility Citibank NA, New York) (a)(e)	6,855	6,855
Series SG 65, 2.03% (Liquidity Facility Societe Generale) (a)(e)	3,000	3,000
		321,435
Indiana - 1.9%
Indiana Edl. Facilities Auth. Rev.:
(DePauw Univ. Proj.) 2.22%, LOC Northern Trust Co., Chicago, VRDN (a)	11,100	11,100
(Earlham College Proj.) Series E, 2.02%, LOC U.S. Bank NA, Minnesota, VRDN (a)	8,025	8,025
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN Series PT 1412, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	12,455	12,455
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Toll Road Commission Toll Road Rev. Participating VRDN:
Series Merlots 01 A104, 2.06% (Liquidity Facility Wachovia Bank NA) (a)(e)	$ 3,340	$ 3,340
Series Stars 103, 2.01% (Liquidity Facility BNP Paribas SA) (a)(e)	15,445	15,445
Indiana Trans. Fin. Auth. Hwy. Participating VRDN Series Merlots B18, 2.06% (Liquidity Facility Wachovia Bank NA) (a)(e)	5,000	5,000
Indianapolis Thermal Energy Sys. Participating VRDN Series PT 2080, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,995	2,995
Purdue Univ. Rev. Series 2004 S, 2.03%, VRDN (a)	5,625	5,625
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1993, 2.1%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,200	1,200
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L1, 1.87% tender 4/8/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,400	5,400
Series 1985 L4, 1.87% tender 4/8/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	6,985	6,985
Valparaiso Econ. Dev. Rev. (Indiana Retirement Cmnty. Proj.) 2.1%, LOC JPMorgan Chase Bank, VRDN (a)	1,200	1,200
Westfield Independent High School Bldg. Corp. Participating VRDN Series Putters 98 236, 2.03% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,065	10,065
		88,835
Iowa - 0.9%
Grinnell Hosp. Rev. (Grinnell Reg'l. Med. Ctr. Proj.) 2.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,735	4,735
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) 2.05%, LOC Bank of America NA, VRDN (a)	2,500	2,500
Iowa Gen. Oblig. TRAN 3% 6/30/05	27,400	27,557
Iowa Higher Ed. Ln. Auth. Rev. (Loras College Proj.) Series 2000, 2.22%, LOC Lasalle Bank NA, VRDN (a)	9,000	9,000
		43,792

	Principal Amount (000s)	Value (000s)
Kansas - 0.2%
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series EGL 00 1601, 2.04% (Liquidity Facility Citibank NA, New York) (a)(e)	$ 4,000	$ 4,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) 2.22%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)	5,000	5,000
		9,000
Kentucky - 1.3%
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.) 1.9% tender 3/10/05, LOC Fifth Third Bank, Cincinnati, CP mode	13,400	13,400
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN Series PT 741, 2.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5	5
Kentucky Property & Bldgs. Commission Revs. Participating VRDN Series EGL 04 2, 2.04% (Liquidity Facility Citibank NA) (a)(e)	3,000	3,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series EGL 01 1701, 2.04% (Liquidity Facility Citibank NA, New York) (a)(e)	3,915	3,915
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 2.2% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	2,450	2,450
Series 1984 B2, 2.2% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	6,950	6,950
Series 1984 B3, 2.2% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	6,425	6,425
Middletown Rev. (Christian Academy Proj.) Series 1997, 2.1%, LOC Bank One, Kentucky NA, VRDN (a)	10,000	10,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.85% tender 4/7/05, CP mode	14,100	14,100
		60,245
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - 0.3%
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Participating VRDN Series Merlots 03 A46, 2.06% (Liquidity Facility Wachovia Bank NA) (a)(e)	$ 8,100	$ 8,100
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series PT 2439, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,300	6,300
		14,400
Maine - 0.4%
Bucksport Solid Waste Disp. Rev. Participating VRDN Series MT 55, 2.06%, LOC Lloyds TSB Bank PLC (a)(e)	10,560	10,560
Maine Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series PT 1923, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,745	2,745
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN Series PT 2336, 2.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,925	2,925
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901, 2.04% (Liquidity Facility Citibank NA, New York) (a)(e)	3,975	3,975
		20,205
Maryland - 1.8%
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.8% tender 1/21/05, LOC Wachovia Bank NA, CP mode	3,000	3,000
Baltimore County Gen. Oblig. Series 1995, 1.87% 3/11/05, CP	6,400	6,400
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.93% tender 1/13/05, LOC Wachovia Bank NA, CP mode	15,740	15,740
Baltimore Rev. Participating VRDN Series SGA 20, 2.02% (Liquidity Facility Societe Generale) (a)(e)	5,500	5,500
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2004 C, 1.9% 4/11/05, CP	12,000	12,000
Series A, 1.78% 3/4/05, CP	24,965	24,965
Montgomery County Econ. Dev. Rev. (Riderwood Village, Inc. Proj.) 2.03%, LOC Manufacturers & Traders Trust Co., VRDN (a)	20,000	20,000
		87,605
Massachusetts - 0.2%
Massachusetts Gen. Oblig. Participating VRDN Series EGL 04 0005, 2.02% (Liquidity Facility Citibank NA) (a)(e)	12,000	12,000

	Principal Amount (000s)	Value (000s)
Michigan - 2.1%
Detroit City School District Participating VRDN:
Series BA 01 P, 2.09% (Liquidity Facility Bank of America NA) (a)(e)	$ 6,075	$ 6,075
Series PT 1579, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	13,035	13,035
Series PT 2158, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,000	1,000
Detroit Swr. Disp. Rev. Participating VRDN Series PA 1183, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,025	8,025
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 2.06% (Liquidity Facility Wachovia Bank NA) (a)(e)	2,000	2,000
Series SG 64, 2.02% (Liquidity Facility Societe Generale) (a)(e)	2,000	2,000
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series TOC 04 G, 2.02% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	2,000	2,000
Huron Valley School District Participating VRDN Series EGL 01 2203, 2.04% (Liquidity Facility Citibank NA, New York) (a)(e)	13,375	13,375
Michigan Bldg. Auth. Rev. Participating VRDN:
Series AAB 03 35, 2.04% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	10,595	10,595
Series EGL 01 2202, 2.04% (Liquidity Facility Citibank NA, New York) (a)(e)	8,145	8,145
Series PA 889R, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,795	7,795
Michigan Gen. Oblig. Participating VRDN Series Putters 125, 2.01% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	9,055	9,055
Michigan Hosp. Fin. Auth. Hosp. Rev. Series C, 1.96%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	11,900	11,900
Michigan Muni. Bond Auth. Rev. Participating VRDN Series LB 04 L57J, 2.05% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	5,800	5,800
Wayne-Westland Cmnty. Schools Participating VRDN Series MS 98 67, 2.03% (Liquidity Facility Morgan Stanley) (a)(e)	1,000	1,000
		101,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 1.3%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Miller-Dwan Med. Ctr. #97 Proj.) 2.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 3,850	$ 3,850
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MS 01 634, 2.05% (Liquidity Facility Morgan Stanley) (a)(e)	6,690	6,690
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN:
Series Merlots 00 ZZ, 2.06% (Liquidity Facility Wachovia Bank NA) (a)(e)	3,285	3,285
Series SGA 121, 2.02% (Liquidity Facility Societe Generale) (a)(e)	3,700	3,700
Minnesota Gen. Oblig. Participating VRDN:
Series EGL 01 2301, 2.04% (Liquidity Facility Citibank NA, New York) (a)(e)	3,300	3,300
Series MS 01 719, 2.03% (Liquidity Facility Morgan Stanley) (a)(e)	6,845	6,845
Series ROC II R4039, 2.04% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	3,665	3,665
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 2.05%, LOC Fannie Mae, VRDN (a)	21,400	21,400
Roseville Health Care Facilities (Presbyterian Homes Proj.) 2.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,505	3,505
West Saint Paul Independent School District #197 Participating VRDN Series Putters 602, 2.03% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	3,950	3,950
		60,190
Mississippi - 0.8%
Claiborne County Poll. Cont. Rev. Bonds (South Mississippi Elec. Pwr. Assoc. Proj.) Series 1985 G2, 1.97% tender 2/15/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	7,800	7,800
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (a)(e)(f)	3,100	3,100
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 2.04% (Liquidity Facility Citibank NA, New York) (a)(e)	5,300	5,300
Series MS 905, 2.03% (Liquidity Facility Morgan Stanley) (a)(e)	3,325	3,325

	Principal Amount (000s)	Value (000s)
Series Putters 138, 2.03% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	$ 14,385	$ 14,385
Series ROC II R1043, 2.04% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	4,440	4,440
		38,350
Missouri - 1.1%
Curators of the Univ. of Missouri Participating VRDN Series LB 04 L44, 2.05% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	15,000	15,000
Kansas City School District Bldg. Corp. Rev. Participating VRDN Series MS 908, 2.03% (Liquidity Facility Morgan Stanley) (a)(e)	1,788	1,788
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series SG 157, 2.03% (Liquidity Facility Societe Generale) (a)(e)	14,840	14,840
(De Smet Jesuit High School Proj.) Series 2002, 2.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,900	5,900
(Saint Louis Univ. Proj.):
Series 1999 B, 2.27% (Liquidity Facility Bank of America NA), VRDN (a)	4,900	4,900
2.27% (Liquidity Facility U.S. Bank NA, Minnesota), VRDN (a)	4,990	4,990
Platte County Reorganized School District Participating VRDN Series PT 2180, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,255	5,255
		52,673
Nebraska - 0.5%
Muni. Energy Agcy. Pwr. Swr. Rev. Participating VRDN Series ROC II R2051, 2.04% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	4,380	4,380
Nebraska Edl. Fin. Auth. Rev. (Creighton Univ. Proj.) 2.22% (AMBAC Insured), VRDN (a)	3,350	3,350
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 2.04% (Liquidity Facility Citibank NA, New York) (a)(e)	9,000	9,000
Series MSTC 00 108, 2.2% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	9,495	9,495
		26,225
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - 0.4%
Nevada Gen. Oblig. Participating VRDN:
Series SG 39, 2.03% (Liquidity Facility Societe Generale) (a)(e)	$ 9,160	$ 9,160
Series SGB 31, 2.04% (Liquidity Facility Societe Generale) (a)(e)	7,600	7,600
		16,760
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Participating VRDN Series PT 1810, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,270	5,270
New Hampshire Health & Ed. Facilities Auth. Rev. (Riverwoods at Exeter Proj.) 2%, LOC Fleet Nat'l. Bank, VRDN (a)	7,260	7,260
		12,530
New Jersey - 3.1%
New Jersey Ctfs. of Prtn. Participating VRDN Series PT 2291, 2.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,985	9,985
New Jersey Econ. Dev. Auth. Market Transition Facility Rev. Participating VRDN Series ROC II R199, 2.02% (Liquidity Facility Citibank NA) (a)(e)	6,215	6,215
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series PA 1203, 2.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,500	8,500
Series PA 827R, 2.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,995	4,995
New Jersey Edl. Facilities Auth. Rev. Participating VRDN:
Series ROC II R2102, 2.02% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	4,750	4,750
Series ROC II R5033, 2.02% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,080	2,080
New Jersey Gen. Oblig. Participating VRDN Series LB04 L55J, 2.05% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	48,700	48,700
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series EGL 03 0041, 2.02% (Liquidity Facility Citibank NA, New York) (a)(e)	3,900	3,900
Series FRRI 02 L30J, 2.05% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	12,900	12,900
Series PT 2105, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	21,665	21,665

	Principal Amount (000s)	Value (000s)
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series PT 1926, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 8,315	$ 8,315
Series PT 2402, 2.03% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	9,300	9,300
Series ROC 4040, 2.02% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	7,100	7,100
		148,405
New Mexico - 0.3%
New Mexico Gen. Oblig. Participating VRDN Series LB04 L38, 2.05% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	15,000	15,000
New York - 8.4%
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN Series PA 1051, 2.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,000	7,000
Metropolitan Trans. Auth. Dedicated Tax Fund Participating VRDN Series PT 2014, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	11,205	11,205
Metropolitan Trans. Auth. Rev. Participating VRDN:
Series PA 1040, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,000	7,000
Series PT 1103, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	22,495	22,495
Series ROC II R282, 2.01% (Liquidity Facility Citibank NA) (a)(e)	20,175	20,175
New York City Gen. Oblig. Participating VRDN:
Series MS 01 525, 2.01% (Liquidity Facility Morgan Stanley) (a)(e)	5,910	5,910
Series PT 2157, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,415	7,415
Series ROC II 251, 2.06% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	12,000	12,000
Series ROC II R6026, 2.01% (Liquidity Facility Citibank NA) (a)(e)	17,100	17,100
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC Proj.) Series A, 2.03%, LOC Bank of America NA, LOC Bank of New York, New York, VRDN (a)	14,600	14,600
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 04 0015, 2.01% (Liquidity Facility Citibank NA) (a)(e)	20,175	20,175
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN: - continued
Series EGL 04 35 Class A, 2.04% (Liquidity Facility Citibank NA) (a)(e)	$ 4,950	$ 4,950
Series EGL 3207, 2.01% (Liquidity Facility Citibank NA, New York) (a)(e)	2,500	2,500
Series MS 726X, 2.01% (Liquidity Facility Morgan Stanley) (a)(e)	18,995	18,995
Series MS 914, 2.01% (Liquidity Facility Morgan Stanley) (a)(e)	4,600	4,600
Series PA 523, 2.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	32,640	32,640
Series PA 960, 2.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,100	7,100
Series Putters 621, 2.01% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	21,190	21,190
Series Putters 622, 2.01% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	17,100	17,100
Series Putters 624, 2.01% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,695	1,695
New York State Dorm. Auth. Revs. Participating VRDN:
Series MSDW 00 305, 2.01% (Liquidity Facility Morgan Stanley) (a)(e)	13,670	13,670
Series PA 1265, 2.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	15,000	15,000
Series PT 2247, 2.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,210	5,210
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN Series ROC II R293, 2.01% (Liquidity Facility Citibank NA) (a)(e)	12,310	12,310
New York Transitional Fin. Auth. Rev. Participating VRDN:
Series FRRI 02 L11, 2.05% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	56,000	56,000
Series MS 01 698, 2.01% (Liquidity Facility Morgan Stanley) (a)(e)	4,907	4,907
Series Putters 424, 2.01% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,895	6,895
Series ROC II R4052, 2.01% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	16,325	16,325

	Principal Amount (000s)	Value (000s)
Tobacco Settlement Fing. Corp. Participating VRDN Series PT 875, 2.01% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	$ 10,450	$ 10,450
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series PT 1092, 2.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,045	5,045
		401,657
Non State Specific - 0.1%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 13, 2.11% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	3,800	3,800
North Carolina - 2.8%
Charlotte Wtr. & Swr. Sys. Rev. Series 2002 B, 2% (Liquidity Facility Wachovia Bank NA), VRDN (a)	10,450	10,450
North Carolina Cap. Facilities Fin. Agcy. Rev. (Cap. Area YMCA Proj.) 2.02%, LOC Wachovia Bank NA, VRDN (a)	13,700	13,700
North Carolina Ctfs. of Prtn. Participating VRDN Series Putters 429, 2.01% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,145	6,145
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN:
Series MS 00 209, 2.03% (Liquidity Facility Morgan Stanley) (a)(e)	6,665	6,665
Series MS 955 D, 2.03% (Liquidity Facility Morgan Stanley) (a)(e)	4,400	4,400
Series PA 693, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,495	6,495
North Carolina Gen. Oblig. Participating VRDN:
Series MSTC 01 125, 2.17% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	1,000	1,000
Series PA 1246, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,500	7,500
Series PT 2207, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,560	8,560
North Carolina Med. Care Commission Health Care Facilities Rev. (Carolina Meadows, Inc. Proj.) 2.03%, LOC Allied Irish Banks PLC, VRDN (a)	5,000	5,000
North Carolina Med. Care Commission Retirement Facilities Rev. (The Givens Estates Proj.) Series 2003 C, 2.02%, LOC Bank of Scotland, VRDN (a)	9,000	9,000
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Participating VRDN:
Series PT 900, 2.03% (Liquidity Facility BNP Paribas SA) (a)(e)	9,695	9,695
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Participating VRDN: - continued
Series Putters 341, 2.01% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	$ 6,755	$ 6,755
Series ROC II R211, 2.04% (Liquidity Facility Citibank NA) (a)(e)	4,330	4,330
Winston-Salem Wtr. & Swr. Sys. Rev. Series 2002 C, 2% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	32,245	32,245
		131,940
North Dakota - 0.2%
Ward County Health Care Facility Rev. Series 2002 A, 2.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,850	7,850
Ohio - 1.8%
Akron Income Tax Rev. Participating VRDN Series Putters 381, 2.01% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,415	5,415
Cincinnati City School District Participating VRDN Series EGL 04 0034, 2.03% (Liquidity Facility Citibank NA) (a)(e)	6,000	6,000
Erie County Health Care Facilities Rev. (Commons of Providence Proj.) Series 1999 B, 2.14%, LOC JPMorgan Chase Bank, VRDN (a)	3,300	3,300
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 1996, 2.07%, LOC JPMorgan Chase Bank, VRDN (a)	10,830	10,830
Ohio Gen. Oblig. Participating VRDN:
Series PT 1823, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,395	6,395
Series Putters 389, 2.01% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,485	5,485
Series Putters 511, 2.01% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(e)	10,405	10,405
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.):
Series 1997, 2.05%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	5,205	5,205
Series 1999, 2.05%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	7,800	7,800
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series MS 98 71, 2.02% (Liquidity Facility Morgan Stanley) (a)(e)	2,620	2,620
Summit County Civic Facilities Rev. (YMCA of Akron Proj.) Series 1997, 2.07%, LOC Key Bank NA, VRDN (a)	3,460	3,460

	Principal Amount (000s)	Value (000s)
Univ. of Toledo Gen. Receipts 2.22% (FGIC Insured), VRDN (a)	$ 8,700	$ 8,700
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 1998 B, 2.03%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	11,085	11,085
		86,700
Oklahoma - 1.2%
Oklahoma Dev. Fin. Auth. Rev. (Continuing Care Cmnty. Proj.) Series 2002 C, 2.27%, LOC KBC Bank NV, VRDN (a)	3,500	3,500
Oklahoma Industries Auth. Rev. Participating VRDN Series Putters 455Z, 2.03% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,495	7,495
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 2.01% (AMBAC Insured), VRDN (a)	45,800	45,800
		56,795
Oregon - 0.6%
Oregon Dept. of Trans. Hwy. User Tax Rev. Participating VRDN Series Putters 469, 2.03% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,755	9,755
Oregon Gen. Oblig. Participating VRDN Series LB 04 L73J, 2.05% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	10,000	10,000
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 2.15% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	10,000	10,000
		29,755
Pennsylvania - 6.6%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN:
Series PT 762, 2.01% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	76,515	76,515
Series PT 878, 2.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	23,965	23,965
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 2.1%, VRDN (a)	12,400	12,400
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Communities Proj.) Series 2003, 2.03%, LOC Allied Irish Banks PLC, VRDN (a)	2,900	2,900
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 2.03%, LOC KBC Bank NV, VRDN (a)	4,380	4,380
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Geisinger Auth. Health Sys. Rev. (Geisinger Health Sys. Proj.):
Series 2000, 2.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	$ 7,000	$ 7,000
2.19% (Liquidity Facility Wachovia Bank NA), VRDN (a)	15,750	15,750
Harrisburg Auth. Wtr. Rev. Series 2002 B, 2.04% (FSA Insured), VRDN (a)	8,000	8,000
Lackawanna County Gen. Oblig. Series 2004 B, 2.01% (FSA Insured), VRDN (a)	9,285	9,285
Lancaster Higher Ed. Auth. College Rev. (Franklin & Marshall College Proj.) Series 1997, 2.09%, VRDN (a)	14,410	14,410
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) 2.04%, LOC Bank of New York, New York, VRDN (a)	5,520	5,520
Manheim Township School District 2.01% (FSA Insured), VRDN (a)	8,000	8,000
Montgomery County Higher Ed. & Health Auth. Rev. (Liberty Lutheran Svcs. Proj.) 2%, LOC Fleet Nat'l. Bank, VRDN (a)	13,860	13,860
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev.:
Bonds (Exelon Generation Co. LLC Proj.) Series 2001 B, 1.83% tender 3/11/05, LOC Wachovia Bank NA, CP mode	8,500	8,500
(Peco Energy Co. Proj.) Series 1999 A, 2%, LOC Wachovia Bank NA, VRDN (a)	14,175	14,175
Montgomery Higher Ed. & Health Auth. Hosp. Rev. Participating VRDN Series MSTC 98 31 Class A, 2.05% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	10,000	10,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series EGL 04 43 Class A, 2.03% (Liquidity Facility Citibank NA) (a)(e)	5,750	5,750
Series MSTC 00 110, 2.17% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	1,000	1,000
Series Putters 512, 2.01% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(e)	14,020	14,020
Pennsylvania Higher Edl. Facilities Auth. (Student Assoc., Inc. Proj.) Series C, 2.01%, LOC Wachovia Bank NA, VRDN (a)	9,080	9,080
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 2.05%, LOC Lloyds TSB Bank PLC (a)(e)	10,455	10,455

	Principal Amount (000s)	Value (000s)
Pennsylvania Higher Edl. Facilities Auth. Rev. (Honeysuckle Student Hldgs., Inc. Student Hsg. Proj.) Series A, 2.01%, LOC Allied Irish Banks PLC, VRDN (a)	$ 8,000	$ 8,000
Philadelphia Gas Works Rev. Participating VRDN Series Putters 384, 2.01% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000	5,000
Philadelphia Gen. Oblig. TRAN 3% 6/30/05	3,400	3,421
Philadelphia School District Participating VRDN Series Stars 04 88, 2.01% (Liquidity Facility BNP Paribas SA) (a)(e)	5,500	5,500
Philadelphia Wtr. & Wastewtr. Rev.:
Bonds Series FRRI 02 L16, 2.05%, tender 6/15/05 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)(f)	6,150	6,150
Participating VRDN Series SG 158, 2.01% (Liquidity Facility Societe Generale) (a)(e)	9,195	9,195
Scranton-Lackawanna Health & Welfare Auth. Rev. (Elan Gardens Proj.) Series 1996, 2.08%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,850	3,850
		316,081
Rhode Island - 0.2%
Rhode Island & Providence Plantation Participating VRDN Series MS 01 568, 2.03% (Liquidity Facility Morgan Stanley) (a)(e)	9,720	9,720
South Carolina - 1.6%
Charleston County School District TAN 2.5% 4/15/05	13,100	13,121
Horry County School District Participating VRDN Series PT 2033, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,750	3,750
Richland County School District #1 Participating VRDN Series AAB 03 29, 2.04% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	10,000	10,000
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Caflin Univ. Proj.) 2%, LOC Bank of America NA, VRDN (a)	9,900	9,900
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (MUFC Central Energy Plant Proj.) 2.08%, LOC Bank of America NA, VRDN (a)	15,800	15,800
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series EGL 00 4001, 2.04% (Liquidity Facility Citibank NA, New York) (a)(e)	2,000	2,000
Series EGL 03 0044, 2.04% (Liquidity Facility Citibank NA, New York) (a)(e)	4,200	4,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev. Participating VRDN: - continued
Series PT 1846, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 8,640	$ 8,640
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series SGA 116, 2.2% (Liquidity Facility Societe Generale) (a)(e)	8,365	8,365
		75,776
Tennessee - 1.6%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 2.05% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	8,420	8,420
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series LB 03 L8J, 2.05% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	6,000	6,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Participating VRDN Series PA 750, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,935	8,935
Memphis Elec. Sys. Rev. Participating VRDN Series MS 880, 2.03% (Liquidity Facility Morgan Stanley) (a)(e)	5,500	5,500
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 2%, LOC Freddie Mac, VRDN (a)	16,125	16,125
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) 2%, LOC Bank of America NA, VRDN (a)	25,000	25,000
Shelby County Gen. Oblig. Participating VRDN Series EGL 00 4201, 2.04% (Liquidity Facility Citibank NA, New York) (a)(e)	8,000	8,000
		77,980
Texas - 15.2%
Austin Elec. Util. Sys. Rev. Participating VRDN:
Series EGL 01 4302, 2.04% (Liquidity Facility Citibank NA, New York) (a)(e)	10,000	10,000
Series PT 1699, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,760	2,760
Series SGA 131, 2.02% (Liquidity Facility Societe Generale) (a)(e)	8,605	8,605
Austin Gen. Oblig. Participating VRDN Series EGL 00 4305, 2.04% (Liquidity Facility Citibank NA, New York) (a)(e)	5,955	5,955
Austin Independent School District TRAN 1.95% 8/31/05	4,500	4,500

	Principal Amount (000s)	Value (000s)
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V, 2.07% (Liquidity Facility Bank of America NA) (a)(e)	$ 8,293	$ 8,293
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series EGL 00 4303, 2.04% (Liquidity Facility Citibank NA, New York) (a)(e)	5,000	5,000
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 2.05%, LOC JPMorgan Chase Bank, VRDN (a)	4,200	4,200
Canutillo Independent School District Participating VRDN Series PT 1936, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,860	4,860
Comal Independent School District Participating VRDN Series PT 1676, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,990	5,990
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN:
Series EGL 01 4310, 2.04% (Liquidity Facility Citibank NA, New York) (a)(e)	6,290	6,290
Series ROC II R3014, 2.04% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,190	5,190
Dallas County Util. & Reclamation District Rev. Participating VRDN Series PA 1136R, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,570	6,570
Eanes Independent School District Participating VRDN Series PT 1681, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,465	3,465
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 2.02% (Liquidity Facility Societe Generale) (a)(e)	2,485	2,485
Frisco Gen. Oblig. Participating VRDN:
Series MSTC 01 170, 2.02% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	13,105	13,105
Series PT 1905, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,125	4,125
Harlandale Independent School District Participating VRDN Series SGA 100, 2.02% (Liquidity Facility Societe Generale) (a)(e)	7,480	7,480
Harris County Gen. Oblig. Participating VRDN:
Series EGL 01 4305, 2.04% (Liquidity Facility Citibank NA, New York) (a)(e)	4,500	4,500
Series EGL 02 6012, 2.04% (Liquidity Facility Citibank NA, New York) (a)(e)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig. Participating VRDN: - continued
Series PA 02 1095, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 11,185	$ 11,185
Series Putters 545, 2.03% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,700	4,700
Series Putters 646, 2.03% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,230	4,230
Harris County Health Facilities Dev. Corp. Rev.:
Participating VRDN Series PA 687, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,625	3,625
(Saint Dominic Village Proj.) Series 2000, 2.05%, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
(YMCA of Greater Houston Proj.) 2.2%, LOC JPMorgan Chase Bank, VRDN (a)	6,700	6,700
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 2% (MBIA Insured), VRDN (a)	11,100	11,100
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 01 4306, 2.04% (Liquidity Facility Citibank NA, New York) (a)(e)	8,910	8,910
Series SG 03 161, 2.04% (Liquidity Facility Societe Generale) (a)(e)	3,900	3,900
Houston Gen. Oblig. Participating VRDN:
Series EGL 04 23 Class A, 2.04% (Liquidity Facility Citibank NA) (a)(e)	4,950	4,950
Series PT 2214, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,730	10,730
Series PT 969, 2.03% (Liquidity Facility DEPFA BANK PLC) (a)(e)	18,835	18,835
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series EGL 01 4303, 2.04% (Liquidity Facility Citibank NA, New York) (a)(e)	7,500	7,500
Houston Independent School District Bonds 1.73%, tender 6/15/05 (Permanent School Fund of Texas Guaranteed) (a)	14,920	14,920
Houston Util. Sys. Rev. Participating VRDN:
Series Putters 669, 2.03% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	6,500	6,500
Series Putters 906, 2.03% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000	5,000

	Principal Amount (000s)	Value (000s)
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series BA 02 F, 2.07% (Liquidity Facility Bank of America NA) (a)(e)	$ 6,525	$ 6,525
Series Merlots C20, 2.04% (Liquidity Facility Wachovia Bank NA) (a)(e)	3,275	3,275
Series MSTC 01 111, 2.2% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	6,000	6,000
Series SG 120, 2.03% (Liquidity Facility Societe Generale) (a)(e)	7,705	7,705
Series Stars 60, 2.03% (Liquidity Facility BNP Paribas SA) (a)(e)	5,405	5,405
Katy Independent School District Series 2004 C, 2% (Permanent School Fund of Texas Guaranteed), VRDN (a)	17,100	17,100
Keller Independent School District Participating VRDN Series PT 2280, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,380	6,380
Lower Colorado River Auth. Rev. Participating VRDN Series EGL 00 4302, 2.04% (Liquidity Facility Citibank NA, New York) (a)(e)	5,880	5,880
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series ROC II R4530, 2.04% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	1,890	1,890
Mansfield Independent School District Participating VRDN Series PA 1174, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,080	10,080
Mesquite Independent School District Participating VRDN Series PT 2192, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,295	6,295
Mission Consolidated Independent School District Participating VRDN Series SGA 105, 2.02% (Liquidity Facility Societe Generale) (a)(e)	6,000	6,000
North Central Health Facilities Dev. Corp. Rev. Participating VRDN Series PT 913, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,530	4,530
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series SG 168, 2.03% (Liquidity Facility Societe Generale) (a)(e)	6,100	6,100
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984, 1.88% tender 1/10/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,340	5,340
Odessa Wtr. & Swr. Rev. Participating VRDN Series EGL 01 4307, 2.04% (Liquidity Facility Citibank NA, New York) (a)(e)	2,085	2,085
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Rockwall Independent School District Participating VRDN Series MSTC 01 123, 2.2% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	$ 4,000	$ 4,000
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series PT 1977, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,335	7,335
Series SG 105, 2.03% (Liquidity Facility Societe Generale) (a)(e)	44,800	44,800
2.03% (Liquidity Facility Bank of America NA), VRDN (a)	54,900	54,900
San Antonio Hotel Occupancy Tax Rev. Participating VRDN Series SG 51, 2.03% (Liquidity Facility Societe Generale) (a)(e)	6,250	6,250
San Antonio Independent School District:
Bonds Series AAB 01 28, 2.04%, tender 1/7/05 (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	3,400	3,400
Participating VRDN Series PT 1600, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	12,170	12,170
San Antonio Wtr. Sys. Rev. Participating VRDN:
Series Merlots 00 VV, 2.06% (Liquidity Facility Wachovia Bank NA) (a)(e)	2,300	2,300
Series MSTC 01 132, 2.2% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	1,600	1,600
Schertz/Seguin Local Govt. Corp. Contract Rev. Participating VRDN Series MSTC 01 114, 2.02% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	9,995	9,995
Socorro Independent School District Participating VRDN Series EGL 00 4306, 2.04% (Liquidity Facility Citibank NA, New York) (a)(e)	5,900	5,900
Texas A&M Univ. Rev. Participating VRDN Series ROC II R4005, 2.04% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	4,975	4,975
Texas Gen. Oblig.:
Participating VRDN:
Series LB 04 L60J, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	60,000	60,000
Series LB 04 L61J, 2.05% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	9,100	9,100
Series LB 04 L62J, 2.05% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	8,200	8,200

	Principal Amount (000s)	Value (000s)
Series LB 04 L66, 2.05% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	$ 4,700	$ 4,700
TRAN 3% 8/31/05	78,000	78,708
Texas Wtr. Dev. Board Rev. Participating VRDN Series PT 2187, 2.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	14,000	14,000
The Colony Wtr. & Swr. Sys. Rev. Participating VRDN Series PT 2369, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,445	7,445
Travis County Health Facilities Dev. Corp. Rev. Participating VRDN Series PT 677, 2.05% (Liquidity Facility Svenska Handelsbanken AB) (a)(e)	4,995	4,995
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series PT 833, 2.03% (Liquidity Facility Svenska Handelsbanken AB) (a)(e)	5,620	5,620
Univ. of Texas Univ. Revs. Participating VRDN:
Series MS 98 97, 2.03% (Liquidity Facility Morgan Stanley) (a)(e)	5,120	5,120
Series PT 1698, 2.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	495	495
Series Putters 584, 2.03% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,495	7,495
Series Putters 592, 2.03% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,340	9,340
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series SGA 148, 2.02% (Liquidity Facility Societe Generale) (a)(e)	4,000	4,000
		722,591
Utah - 0.4%
Salt Lake City Sales Tax Rev. 2.03% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	17,200	17,200
Vermont - 0.3%
Vermont Hsg. Fin. Agcy. Student Hsg. Fin. Agcy. (West Block Univ. of Vermont Apts. Proj.) Series 2004 A, 2.02%, LOC Bank of Nova Scotia New York Agcy., VRDN (a)	12,075	12,075
Virginia - 1.5%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 2.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,300	4,300
Loudoun County Gen. Oblig. Participating VRDN Series Putters 451, 2.03% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,920	3,920
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
1.92% tender 2/17/05, CP mode	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.): - continued
Series 1984:
1.97% tender 2/11/05, CP mode	$ 2,400	$ 2,400
Series 1987, 1.85% tender 1/14/05, CP mode	1,600	1,600
Peninsula Ports Auth. Health Sys. Rev. (Riverside Health Sys. Proj.) 2.03%, VRDN (a)	11,000	11,000
Univ. of Virginia Univ. Revs. Participating VRDN Series MS 856, 2.03% (Liquidity Facility Morgan Stanley) (a)(e)	3,000	3,000
Upper Occoquan Swr. Auth. Reg'l. Swr. Rev. Participating VRDN Series MSTC 01 159, 2.2% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	11,495	11,495
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN:
Series MS 01 721, 2.03% (Liquidity Facility Morgan Stanley) (a)(e)	5,015	5,015
Series Putters 134, 2.01% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	7,400	7,400
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series MS 01 727, 2.03% (Liquidity Facility Morgan Stanley) (a)(e)	3,750	3,750
Virginia Pub. School Auth. Participating VRDN Series Putters 139, 2.01% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	12,745	12,745
		69,625
Washington - 3.9%
Clark County Gen. Oblig. Participating VRDN Series Putters 541, 2.03% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,985	3,985
Clark County School District #114, Evergreen Participating VRDN Series PT 1575, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,140	5,140
Energy Northwest Elec. Rev. Participating VRDN:
Series PA 825, 2.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,245	6,245
Series PT 1978, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,625	6,625
Series Putters 256, 2.03% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,545	4,545
Series ROC II R4524, 2.04% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,090	5,090
Everett Gen. Oblig. 2.05%, LOC Bank of America NA, VRDN (a)	2,600	2,600

	Principal Amount (000s)	Value (000s)
Grant County Pub. Util. District #2 Elec. Rev. Participating VRDN Series PA 952, 2.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 10,495	$ 10,495
King & Snohomish Counties School District #417 Northshore Participating VRDN Series PT 1789, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,475	5,475
King County Gen. Oblig. Participating VRDN:
Series PT 2170, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,035	8,035
Series ROC II R5036, 2.04% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	1,825	1,825
King County Swr. Rev. Participating VRDN Series Merlots 00 E, 2.06% (Liquidity Facility Wachovia Bank NA) (a)(e)	1,800	1,800
Port of Tacoma Rev. Participating VRDN Series PT 2164, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,950	7,950
Seattle Drain & Wastewtr. Rev. Participating VRDN Series PT 1604, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,820	8,820
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series SGA 85, 2.2% (Liquidity Facility Societe Generale) (a)(e)	16,600	16,600
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) 2.05%, LOC Bank of America NA, VRDN (a)	3,100	3,100
Spokane County School District #81 Participating VRDN Series ROC II R4000, 2.04% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	3,575	3,575
Tacoma Elec. Sys. Rev. Bonds Series PT 981, 1.8%, tender 6/23/05 (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)(f)	10,355	10,355
Washington Gen. Oblig. Participating VRDN:
Series EGL 00 4703, 2.04% (Liquidity Facility Citibank NA, New York) (a)(e)	14,140	14,140
Series EGL 00 4704, 2.04% (Liquidity Facility Citibank NA, New York) (a)(e)	3,065	3,065
Series EGL 00 4705, 2.04% (Liquidity Facility Citibank NA, New York) (a)(e)	8,235	8,235
Series EGL 96 4701, 2.04% (Liquidity Facility Citibank NA, New York) (a)(e)	4,015	4,015
Series MS 00 388, 2.03% (Liquidity Facility Morgan Stanley) (a)(e)	12,145	12,145
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series PT 1942, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 9,510	$ 9,510
Series PT 2095, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,915	3,915
Series RobIns 6, 2.08% (Liquidity Facility Bank of New York, New York) (a)(e)	13,095	13,095
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 2.05% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	6,795	6,795
		187,175
West Virginia - 0.5%
Cabell County Life Care Facilities Rev. (Foster Foundation Prog.) Series 1998 A, 2.09%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	4,100	4,100
Elkins Bldg. Commission Rev. (Davis & Elkins College Proj.) 2.09%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	4,870	4,870
West Virginia Hosp. Fin. Auth. Rev. (Pallottine Health Svcs. Proj.) Series 2003 A1, 2%, LOC JPMorgan Chase Bank, VRDN (a)	14,825	14,825
		23,795
Wisconsin - 1.0%
Milwaukee County Gen. Oblig. Participating VRDN Series LB 04 L65, 2.05% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	6,400	6,400
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 2.09%, VRDN (a)	3,900	3,900
Wisconsin Gen. Oblig. Bonds Series PT 968, 1.8%, tender 6/23/05 (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)(f)	8,500	8,500
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series PT 917, 2.03% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	8,480	8,480
Series RobIns 03 A, 2.07% (Liquidity Facility Bank of New York, New York) (a)(e)	7,497	7,497

	Principal Amount (000s)	Value (000s)
(Riverview Hosp. Assoc. Proj.) Series 2001, 2.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 7,700	$ 7,700
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2003 E, 1.25%, tender 1/5/05 (FSA Insured) (a)	5,905	5,905
		48,382
	Shares
Other - 1.1%
Fidelity Tax-Free Cash Central Fund, 1.95% (b)(c)	52,353	52,353
TOTAL INVESTMENT PORTFOLIO - 100.0%		4,760,929
NET OTHER ASSETS - 0.0%		(1,347)
NET ASSETS - 100%		$ 4,759,582
Total Cost for Federal Income Tax Purposes		$ 4,760,929

Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $63,445,000 or 1.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Arapahoe County Cherry Creek School District #5 Bonds Series Merlots 04 A4, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA)	4/16/04	$ 7,020
Bessemer Med. Clinic Board Rev. Bonds Series PT 909, 1.15%, tender 3/3/05 (Liquidity Facility Danske Bank AS)	2/5/04	$ 15,840
Illinois Gen. Oblig. Bonds Series PT 974, 1.8%, tender 6/23/05 (Liquidity Facility Landesbank Hessen-Thuringen)	5/27/04	$ 12,480
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	4/26/00	$ 3,100
Philadelphia Wtr. & Wastewtr. Rev. Bonds Series FRRI 02 L16, 2.05%, tender 6/15/05 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	8/15/02 - 12/11/02	$ 6,150
Tacoma Elec. Sys. Rev. Bonds Series PT 981, 1.8%, tender 6/23/05 (Liquidity Facility Landesbank Hessen-Thuringen)	6/24/04	$ 10,355
Wisconsin Gen. Oblig. Bonds Series PT 968, 1.8%, tender 6/23/05 (Liquidity Facility Landesbank Hessen-Thuringen)	5/27/04	$ 8,500

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Treasury Portfolio

December 31, 2004

1.811325.100

TRES-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 10.9%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 9.6%
3/24/05	1.95%	$ 90,000	$ 89,603
3/31/05	1.96	85,000	84,591
3/31/05	1.97	185,000	184,110
4/7/05	2.00	85,000	84,551
4/21/05	2.02	170,000	168,964
4/28/05	2.05	180,000	178,812
4/28/05	2.10	85,000	84,425
			875,056
U.S. Treasury Notes - 1.3%
2/28/05	1.25	88,875	88,908
3/31/05	1.50	30,000	30,007
			118,915
TOTAL U.S. TREASURY OBLIGATIONS			993,971
Repurchase Agreements - 84.8%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Treasury Obligations) dated 12/31/04 due 1/3/05 at:
1.56% (a)	$ 665,087	665,000
1.61% (a)	5,946,799	5,946,000
1.63% (a)	324,716	324,672
With:
Morgan Stanley & Co., Inc. at 2.21%, dated 12/14/04 due 1/14/05 (Collateralized by U.S. Treasury Obligations with principal amounts of $379,613,000, 2.38%, 1/15/25)	400,761	400,000
UBS Warburg LLC at 2.21%, dated 12/14/04 due 1/18/05 (Collateralized by U.S. Treasury Obligations with principal amounts of $408,740,000, 3%, 12/31/06)	400,859	400,000
TOTAL REPURCHASE AGREEMENTS		7,735,672
TOTAL INVESTMENT PORTFOLIO - 95.7%	8,729,643
NET OTHER ASSETS - 4.3%	395,068
NET ASSETS - 100%	$ 9,124,711
Total Cost for Federal Income Tax Purposes $ 8,729,643
(a) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$665,000,000 due 1/3/05 at 1.56%
Banc of America Securities LLC.	$ 81,366,746
Barclays Capital Inc.	188,770,851
Bear Stearns & Co. Inc.	97,640,095
BNP Paribas Securities Corp.	214,808,209
State Street Bank and Trust Company	82,414,099
$ 665,000,000
$5,946,000,000 due 1/3/05 at 1.61%
Barclays Capital Inc.	$ 400,511,922
Bear Stearns & Co. Inc.	1,361,740,536
BNP Paribas Securities Corp.	801,023,845
Deutsche Bank Securities Inc.	440,563,115
Goldman, Sachs & Co.	338,833,086
Morgan Stanley & Co. Incorporated.	1,201,535,767
UBS Securities LLC	1,401,791,729
$ 5,946,000,000
$324,672,000 due 1/3/05 at 1.63%
Barclays Capital Inc.	$ 60,000,000
Morgan Stanley & Co. Incorporated.	264,672,000
$ 324,672,000

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Treasury Only Portfolio

December 31, 2004

1.811324.100

TO-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 99.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 90.8%
1/6/05	1.99%	$ 4,982	$ 4,981
1/6/05	2.00	21,000	20,994
1/6/05	2.08	90,000	89,974
1/13/05	1.10	11,276	11,272
1/13/05	1.87	21,994	21,980
1/13/05	1.88	55,000	54,965
1/13/05	1.89	22,906	22,892
1/18/05	2.08	110,000	109,905
1/20/05	1.77	35,570	35,537
1/20/05	1.78	60,000	59,944
1/27/05	1.58	35,189	35,149
2/3/05	1.93	25,000	24,956
2/3/05	1.95	12,248	12,226
2/3/05	1.96	25,000	24,955
2/10/05	2.06	120,000	119,728
2/17/05	1.74	15,000	14,966
2/17/05	2.08	18,000	17,951
2/17/05	2.10	32,000	31,913
3/3/05	2.21	100,000	99,628
3/10/05	1.90	10,000	9,964
3/10/05	2.23	45,000	44,811
3/17/05	2.06	18,683	18,603
3/17/05	2.21	8,330	8,292
3/17/05	2.23	102,500	102,027
3/17/05	2.24	41,000	40,810
3/24/05	1.95	15,000	14,934
3/24/05	2.18	40,000	39,802
3/24/05	2.20	67,500	67,164
3/31/05	1.97	25,000	24,879
3/31/05	2.18	50,000	49,732
4/7/05	2.00	10,000	9,947
4/14/05	2.28	51,810	51,475
4/21/05	2.02	20,000	19,878
4/28/05	2.05	10,000	9,934
4/28/05	2.10	15,000	14,899
			1,341,067
U.S. Treasury Bonds - 6.3%
2/15/05	11.42	92,000	93,054

Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value 000s)
U.S. Treasury Notes - 2.7%
1/31/05	2.10%	$ 35,000	$ 34,986
3/31/05	1.50	4,000	4,001
			38,987
TOTAL INVESTMENT PORTFOLIO - 99.8%	1,473,108
NET OTHER ASSETS - 0.2%	3,301
NET ASSETS - 100%	$ 1,476,409
Total Cost for Federal Income Tax Purposes $ 1,473,108

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Colchester Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Colchester Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 18, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	February 18, 2005